SCHEDULE OF BANK LOAN (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Dec. 01, 2022	Sep. 30, 2022 USD ($)
Line of Credit Facility [Line Items]
Principal Amount	$ 384,615		$ 220,459			$ 388,112
Outstanding amount	897,435	$ 7,000,000	$ 1,282,050	$ 10,000,000
Interest					2.80%
Revolving Credit Facility [Member] | Bank of Comm [Member]
Line of Credit Facility [Line Items]
Principal Amount		7,000,000
Outstanding amount	$ 897,435	$ 7,000,000
Issuance Date	Sep. 27, 2024
Interest	0.75%	0.75%